Debt (Tables)	9 Months Ended
Sep. 30, 2022
Debt
Schedule outstanding principal balances on each loan facility

	As at
In thousands of U.S. Dollars	September 30, 2022	December 31, 2021
Nordea/SEB Joint Bank Facility and Nordea / SEB Revolving Facility	—	56,599
Nordea/SEB Revolving Facility	—	28,954
ABN/CACIB Joint Bank Facility	93,715	51,339
ABN AMRO Revolving Facility	3,983	1,680
IYO Bank Facility	7,200	8,400
Total debt	104,898	146,972
Deferred finance fees	(2,028)	(1,871)
Net total debt	102,870	145,101
Current portion of long-term debt	13,373	15,834
Current portion of deferred finance fees	(706)	(731)
Total current portion of long-term debt	12,667	15,103
Non-current portion of long-term debt	90,203	129,998

Schedule of future minimum repayments under the loan facilities

As at
In thousands of U.S. Dollars	September 30, 2022
2022(1)	3,343
2023	13,373
2024	13,373
2025	19,357
2026	11,773
2027	43,679
104,898
(1) Three-month period ending December 31, 2022